SHARE BASED PAYMENTS - Expenses arising from share-based payment transactions (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
SHARE BASED PAYMENTS
Options issued under employee option plan	$ 129,635	$ 120,287	$ 50,239
Total	$ 129,635	$ 120,287	$ 50,239